Leases - Total amount of lease payments on an undiscounted basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Operating lease liabilities, including current portion		$ 43,516	$ 47,064
Chartered-in vessels in operations [Member]
Property, Plant and Equipment [Line Items]
December 31, 2022	$ 68,145
December 31, 2023	55,103
December 31, 2024	39,788
December 31, 2025	19,076
December 31, 2026	15,142
December 31, 2027 and thereafter	30,793
Total	228,047
Operating lease liabilities, including current portion	189,828
Discount based on incremental borrowing rate	38,219
Land Leases [Member]
Property, Plant and Equipment [Line Items]
December 31, 2022	556
December 31, 2023	556
December 31, 2024	556
December 31, 2025	556
December 31, 2026	556
December 31, 2027 and thereafter	21,889
Total	24,669
Operating lease liabilities, including current portion	8,077
Discount based on incremental borrowing rate	16,592
Office Space [Member]
Property, Plant and Equipment [Line Items]
December 31, 2022	514
December 31, 2023	414
December 31, 2024	182
December 31, 2025	60
December 31, 2026	53
December 31, 2027 and thereafter	0
Total	1,223
Operating lease liabilities, including current portion	1,081
Discount based on incremental borrowing rate	$ 142